Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Value Line Mid Cap Focused Fund, Inc.
Entity Central Index Key	0000102756
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000193014
Shareholder Report [Line Items]
Fund Name	Value Line Mid Cap Focused Fund, Inc.
Class Name	Institutional
Trading Symbol	VLMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Mid Cap Focused Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[1]
AssetsNet	$ 1,214,494,768
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,214,494,768
# of Portfolio Holdings	33
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Table Summary
Value	Value
Common Stocks	96.3%
Cash & Other Assets - Net	3.7%

Sector Weightings (% of Total Investments In Securities)*

Table Summary
Value	Value
Consumer Discretionary	5.2%
Consumer Staples	5.9%
Healthcare	6.6%
Financials	10.2%
Information Technology	22.3%
Industrials	49.8%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Table Summary
HEICO Corp.	6.9%
Teledyne Technologies, Inc.	6.4%
Woodward, Inc.	5.8%
Casey's General Stores, Inc.	5.7%
Lennox International, Inc.	5.1%
W.R. Berkley Corp.	4.6%
AutoZone, Inc.	4.6%
Waste Connections, Inc.	4.5%
Cadence Design Systems, Inc.	4.5%
CACI International, Inc.	4.0%

Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020635
Shareholder Report [Line Items]
Fund Name	Value Line Mid Cap Focused Fund, Inc.
Class Name	Investor
Trading Symbol	VLIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Mid Cap Focused Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%	[2]
AssetsNet	$ 1,214,494,768
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,214,494,768
# of Portfolio Holdings	33
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Table Summary
Value	Value
Common Stocks	96.3%
Cash & Other Assets - Net	3.7%

Sector Weightings (% of Total Investments In Securities)*

Table Summary
Value	Value
Consumer Discretionary	5.2%
Consumer Staples	5.9%
Healthcare	6.6%
Financials	10.2%
Information Technology	22.3%
Industrials	49.8%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Table Summary
HEICO Corp.	6.9%
Teledyne Technologies, Inc.	6.4%
Woodward, Inc.	5.8%
Casey's General Stores, Inc.	5.7%
Lennox International, Inc.	5.1%
W.R. Berkley Corp.	4.6%
AutoZone, Inc.	4.6%
Waste Connections, Inc.	4.5%
Cadence Design Systems, Inc.	4.5%
CACI International, Inc.	4.0%

Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com

[1]	Annualized.
[2]	Annualized.